CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Prefunded Warrants	Common Stock	Common Stock Prefunded Warrants	Additional Paid-In Capital	Additional Paid-In Capital Prefunded Warrants	Accumulated Deficit
Balance (in shares) at Dec. 31, 2021			1,904,434
Balance at Dec. 31, 2021	$ 5,864,166		$ 1,904		$ 53,118,425		$ (47,256,163)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense (in shares)			5,935
Stock-based compensation expense	629,032		$ 6		629,026
Warrant exercises (in shares)		78,667	78,667
Warrant exercises	1,967		$ 79		1,888
Common stock issued in acquisition (in shares)			1,665,083
Common stock issued in acquisition	9,858,155		$ 1,665		9,856,490
Finance charge from Sciences warrant modification	120,228				120,228
Net loss for the year ended	(19,481,602)						(19,481,602)
Balance (in shares) at Dec. 31, 2022			3,654,119
Balance at Dec. 31, 2022	(3,008,054)		$ 3,654		63,726,057		(66,737,765)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense (in shares)			10,333
Stock-based compensation expense	987,510		$ 10		987,500
Warrant exercises (in shares)				66,566
Warrant exercises		$ 282,906		$ 67		$ 282,839
Conversion of multi-draw credit agreement - related party and accrued interest (in shares)			165,517
Conversion of multi-draw credit agreement - related party and accrued interest	2,980,521		$ 166		2,980,355
Common stock issued in acquisition (in shares)			5,436,378
Common stock issued in acquisition	21,609,586		$ 5,436		21,604,150
PIPE Financing, net of equity issuance costs (in shares)			2,989,981
PIPE Financing, net of equity issuance costs $265,053	11,734,947		$ 2,990		11,731,957
Warrants issued with Convertible Note	925,550				925,550
Common stock issued for fractional share adjustment in reverse stock split (in shares)			26,349
Common stock issued for fractional share adjustment in reverse stock split	0		$ 26		(26)
Net loss for the year ended	(37,644,784)						(37,644,784)
Balance (in shares) at Dec. 31, 2023			12,349,243
Balance at Dec. 31, 2023	$ (2,131,818)		$ 12,349		$ 102,238,382		$ (104,382,549)